Subsequent Events	12 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through September 26, 2011, the date the accompanying financial statements became available to be issued.  There were no other significant subsequent events requiring disclosure.